Pension and Severance Plans (Details 6) (JPY ¥) In Millions			12 Months Ended				12 Months Ended
	Mar. 31, 2011 Asset-backed securities [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2010 Asset-backed securities [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2011 Asset-backed securities [Member] Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2010 Asset-backed securities [Member] Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2011 Commingled funds [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2010 Commingled funds [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2011 Commingled funds [Member] Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2010 Commingled funds [Member] Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2011 Private equity [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2010 Private equity [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2011 Hedge funds [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2010 Hedge funds [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2011 Real estate [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2010 Real estate [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2011 Real estate and other [Member] Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2010 Real estate and other [Member] Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2011 Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2010 Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2011 Foreign Plans [Member] Available-for sale securities, Debt securities, Foreign corporate bonds [Member] Level 3 [Member]	Mar. 31, 2010 Foreign Plans [Member] Available-for sale securities, Debt securities, Foreign corporate bonds [Member] Level 3 [Member]	Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2010 Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2011 Private equity [Member] Japanese Plans [Member]	Mar. 31, 2010 Private equity [Member] Japanese Plans [Member]	Mar. 31, 2011 Hedge funds [Member] Japanese Plans [Member]	Mar. 31, 2010 Hedge funds [Member] Japanese Plans [Member]	Mar. 31, 2011 Real estate [Member] Japanese Plans [Member]	Mar. 31, 2010 Real estate [Member] Japanese Plans [Member]	Mar. 31, 2011 Asset-backed securities [Member] Japanese Plans [Member]	Mar. 31, 2010 Asset-backed securities [Member] Japanese Plans [Member]	Mar. 31, 2011 Asset-backed securities [Member] Foreign Plans [Member]	Mar. 31, 2010 Asset-backed securities [Member] Foreign Plans [Member]	Mar. 31, 2011 Commingled funds [Member] Japanese Plans [Member]	Mar. 31, 2010 Commingled funds [Member] Japanese Plans [Member]	Mar. 31, 2011 Commingled funds [Member] Foreign Plans [Member]	Mar. 31, 2010 Commingled funds [Member] Foreign Plans [Member]	Mar. 31, 2011 Real estate and other [Member] Foreign Plans [Member]	Mar. 31, 2010 Real estate and other [Member] Foreign Plans [Member]	Mar. 31, 2011 Japanese Plans [Member]	Mar. 31, 2010 Japanese Plans [Member]	Mar. 31, 2009 Japanese Plans [Member]	Mar. 31, 2011 Foreign Plans [Member]	Mar. 31, 2010 Foreign Plans [Member]	Mar. 31, 2009 Foreign Plans [Member]
Changes in the fair values and foreign plans'
Fair value of plan assets at beginning of the fiscal year	¥ 0	¥ 0	¥ 75	¥ 74	¥ 0	¥ 0	¥ 528	¥ 849	¥ 21,337	¥ 23,028	¥ 51,498	¥ 40,443	¥ 1,655	¥ 2,606	¥ 3,777	¥ 4,085	¥ 74,490	¥ 66,077	¥ 4,571	¥ 0	¥ 8,951	¥ 5,008	¥ 19,888	¥ 21,337	¥ 43,688	¥ 51,498	¥ 1,533	¥ 1,655	¥ 3,451	¥ 4,779	¥ 2,053	¥ 3,135	¥ 63,693	¥ 62,703	¥ 50,517	¥ 45,655	¥ 5,328	¥ 4,473	¥ 536,648	¥ 515,701	¥ 443,977	¥ 140,387	¥ 134,226	¥ 98,739
Return on assets held at end of year			0	14			9	5	(1,449)	(1,691)	2,467	79	(122)	(951)	490	23	896	(2,563)	503	302	1,002	344
Return on assets sold during the year			5								(436)					(89)	(436)				5	(89)
Purchases, sales, and settlements, net			(72)	(9)				(288)			(9,841)	10,976			(159)	(95)	(9,841)	10,976	260	4,269	29	3,877
Other				(4)				(38)								(147)						(189)
Other			(8)				(7)								(335)				(488)		(838)
Fair value of plan assets at end of the fiscal year	0	0	0	75	0	0	530	528	19,888	21,337	43,688	51,498	1,533	1,655	3,773	3,777	65,109	74,490	4,846	4,571	9,149	8,951	19,888	21,337	43,688	51,498	1,533	1,655	3,451	4,779	2,053	3,135	63,693	62,703	50,517	45,655	5,328	4,473	536,648	515,701	443,977	140,387	134,226	98,739
Summary of expected future benefit payments
2012																																							24,690			10,620
2013																																							26,321			9,663
2014																																							28,653			10,597
2015																																							31,571			10,348
2016																																							34,355			10,759
2017 - 2021																																							¥ 199,824			¥ 62,305